Share capital - Schedule of Share Purchase Warrants (Details) - DevvStream Corp [Member] - Share Purchase Warrants Member			9 Months Ended		12 Months Ended
	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023	Apr. 30, 2026 $ / shares shares		Jul. 31, 2025 $ / shares shares		Jul. 31, 2024 $ / shares shares	Apr. 30, 2026 $ / shares shares		Jul. 31, 2025 $ / shares shares		Jul. 30, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance	132,811		22,968,615		22,718,590		132,811	22,968,615		22,718,590		150,908
Weighted Average Exercise price, Beginning balance (in Dollars per share) | $ / shares	$ 47.23		$ 1.51		$ 1.53		$ 47.23					$ 44.69
Beginning balance	8 months 1 day	1 year 10 months 6 days	3 years 5 months 23 days		4 years 3 months 7 days		8 months 1 day
Number of warrants, Issued on RTO (Note 4)			250,025		22,699,987
Weighted Average Exercise price, Issued on RTO (Note 4) (in Dollars per share) | $ / shares			$ 0		$ 1.52
Number of warrants, Exercised					(9,176)		(18,097)
Weighted Average Exercise price, Exercised (in Dollars per share) | $ / shares					$ 9.5		$ 9.73
Number of warrants, Expired					(105,032)
Weighted Average Exercise price, Expired (in Dollars per share) | $ / shares					$ 56.9
Number of warrants, Ending balance	132,811		22,968,615		22,718,590		132,811	22,968,615		22,718,590		150,908
Weighted Average Exercise price, Ending balance (in Dollars per share) | $ / shares	$ 47.23		$ 1.51		$ 1.53		$ 47.23					$ 44.69
Ending balance	8 months 1 day	1 year 10 months 6 days	3 years 5 months 23 days		4 years 3 months 7 days		8 months 1 day
Number of warrants outstanding	132,811		22,968,615		22,718,590		132,811	22,968,615		22,718,590		150,908
Exercise price (in Dollars per share) | $ / shares								$ 67.3		$ 67.3
Exercise Price CAD$ 9.60 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance			18,603		18,603			18,603		18,603
Weighted Average Exercise price, Beginning balance (in Dollars per share) | $ / shares					$ 13.08
Number of warrants, Ending balance			18,603		18,603			18,603		18,603
Weighted Average Exercise price, Ending balance (in Dollars per share) | $ / shares					$ 13.08
Number of warrants outstanding			18,603		18,603			18,603		18,603
Exercise price (in Dollars per share) | $ / shares			$ 9.6
Expiry date			Sep. 29, 2026		Sep. 29, 2026
Exercise Price $1.52 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance			22,699,987	[1]	22,699,987	[2]		22,699,987	[1]	22,699,987	[2]
Weighted Average Exercise price, Beginning balance (in Dollars per share) | $ / shares					$ 1.52
Number of warrants, Ending balance			22,699,987	[1]	22,699,987	[2]		22,699,987	[1]	22,699,987	[2]
Weighted Average Exercise price, Ending balance (in Dollars per share) | $ / shares					$ 1.52
Number of warrants outstanding			22,699,987	[1]	22,699,987	[2]		22,699,987	[1]	22,699,987	[2]
Exercise price (in Dollars per share) | $ / shares			$ 1.52
Expiry date			Nov. 06, 2029		Nov. 06, 2029
Exercise Price $0.00 [Member]
Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance			250,025					250,025
Number of warrants, Ending balance			250,025					250,025
Number of warrants outstanding			250,025					250,025
Exercise price (in Dollars per share) | $ / shares			$ 0
Expiry date

[1]	Each warrant exercisable for 0.09692 common stock.
[2]	Each warrant exercisable for 0.09692 common stock.